 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending April 30, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
No repurchases

Total Shares Repurchased: (none)

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management